11. Prepaid expenses (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid expenses		R$ 223,394	R$ 245,524
Rentals and insurance		69,208	76,663
Incremental costs for obtaining customer contracts	[1]	125,114	158,093
Other		29,072	10,768
Current portion		(149,796)	(175,868)
Non-current portion		R$ 73,598	R$ 69,656

[1]	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining customer contracts arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.